RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions			2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 30, 2025 USD ($) MW	Dec. 24, 2024 USD ($) R$ / $ shares	Feb. 26, 2026 USD ($) MW	Dec. 31, 2025 USD ($) MW	Sep. 30, 2025 USD ($) MW	Dec. 31, 2025 USD ($) $ / MWh day MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly						$ 5
Base management fee						110	$ 106	$ 88
Power purchase and revenue agreements						31	68	10
Financial instrument gains						0	1
Non-recourse borrowings				$ 12,492		12,492	12,493
Interest expense						469	462	140
Percent sold to third party				47.00%
Interest expense						1,672	1,667	1,258
Brookfield Renewable Holdings Corporation
Disclosure of transactions between related parties [line items]
Equity commitment				$ 1,000		1,000
Equity commitment, minimum amount available per request				10		10
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Carrying value				400		400
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Interest income on deposits						1
Deposit, maximum amount				750		750
Deposit liabilities				$ 376		376	125
Interest expense						$ 0	0	$ 0
Deposit Liabilities, Request For Repayment, Period | day						3
Bottom of range | Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Interest rate						3.39%
Top of range | Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Interest rate						4.03%
Isagen S.A. E.S.P.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired				34.00%		34.00%
Consideration transferred, acquisition-date fair value				$ 900		$ 900
Brookfield Renewable | Isagen S.A. E.S.P.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired				15.00%		15.00%
Consideration transferred, acquisition-date fair value				$ 1,000		$ 1,000
Percentage of voting securities owned or controlled (%)						37.30%
220 MW United States Construction Storage Asset
Disclosure of transactions between related parties [line items]
Hydroelectric power capacity | MW					220
Assets derecognized					$ 258
Liabilities derecognized					134
220 MW United States Construction Storage Asset | Brookfield Renewable And Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs					$ 114
403 MW United States Construction
Disclosure of transactions between related parties [line items]
Hydroelectric power capacity | MW				403		403
Proceeds, net of transaction costs				$ 111
403 MW United States Construction | Brookfield Renewable And Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs				230
700 MW United States Construction
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs				$ 215
Percent sold to a private fund managed by BAM				53.00%
700 MW United States Construction | Brookfield Renewable And Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs				$ 546
132 MW Portfolio Operating solar And Wind | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs			$ 57
132 MW Portfolio Operating solar And Wind | Brookfield Renewable And Institutional Partners | Other disposals of assets
Disclosure of transactions between related parties [line items]
Hydroelectric power capacity | MW			132
Proceeds, net of transaction costs			$ 89
132 MW Portfolio Operating solar And Wind | Brookfield Renewable And Institutional Partners | Other disposals of assets | Private Fund Managed By Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Portion of ownership interest			33.30%
132 MW Portfolio Operating solar And Wind | Brookfield Renewable And Institutional Partners | Other disposals of assets | Third Party
Disclosure of transactions between related parties [line items]
Portion of ownership interest			66.60%
403 MW United States Hydroelectirc Asset, Interest Two
Disclosure of transactions between related parties [line items]
Portion of ownership interest				25.00%
403 MW United States Hydroelectirc Asset, Interest Two | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs			$ 111
403 MW United States Hydroelectirc Asset, Interest Two | Brookfield Renewable And Institutional Partners | Other disposals of assets
Disclosure of transactions between related parties [line items]
Hydroelectric power capacity | MW			403
Proceeds, net of transaction costs			$ 230
Portion of ownership interest			25.00%
700 MW United States Hydroelectric Assets
Disclosure of transactions between related parties [line items]
Hydroelectric power capacity | MW	700			700		700
Proceeds, net of transaction costs	$ 215
Assets derecognized	1,285
Liabilities derecognized	698
700 MW United States Hydroelectric Assets | Brookfield Renewable And Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs	$ 546
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit				$ 0		$ 0	0
Tax Efficiency Initiative
Disclosure of transactions between related parties [line items]
Carrying value									$ 945
Borrowings, interest rate									7.50%
Interest expense						45
IFRS 9
Disclosure of transactions between related parties [line items]
Financial instrument assets				0		0	1
Brookfield Wealth Solutions and associates
Disclosure of transactions between related parties [line items]
Non-recourse borrowings				0		0	13
Current and non-current payables to related parties				$ 458		$ 458	$ 58
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term						20 years
Power purchase agreement GLHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh						37
Annual increment as % of CPI				20.00%		20.00%
Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Carrying value		$ 150
Term (years) | R$ / $		10
Renewal term		1 year
Medium Term Notes | Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Total borrowings				$ 400		$ 400
Borrowings, adjustment to interest rate basis				1.80%		1.80%
Remeasurement of exchangeable and class B shares of BRHC
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio		1
Common partnership units transferred (in shares) | shares		55
BEPC Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio		1
Common partnership units transferred (in shares) | shares		55
Common partnership unit issued (in shares) | shares		43,605
Common shares partnership exchange, amount		$ 1
Class A.2 exchangeable shares outstanding (units)
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio		1
Ownersip cap limits exchange by owing, percentage		9.50%